Note 6 - Loans Receivable (Details) - Loans Restructured as TDRs (USD $)										12 Months Ended								12 Months Ended						12 Months Ended				12 Months Ended				12 Months Ended			12 Months Ended						12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 One-to-Four-Family Residential [Member] Modification of Payment Terms [Member] Modified in Current Quarter [Member]		Dec. 31, 2011 One-to-Four-Family Residential [Member] Modification of Payment Terms [Member] Modified in Current Quarter [Member]		Dec. 31, 2011 One-to-Four-Family Residential [Member] Other Modifications [Member] Modified in Current Quarter [Member]		Dec. 31, 2012 One-to-Four-Family Residential [Member] Modified in Current Quarter [Member]	Dec. 31, 2011 One-to-Four-Family Residential [Member] Modified in Current Quarter [Member]	Dec. 31, 2012 Commercial Real Estate Loans [Member] Modification of Payment Terms [Member] Modified in Current Quarter [Member]		Dec. 31, 2011 Commercial Real Estate Loans [Member] Modification of Payment Terms [Member] Modified in Current Quarter [Member]		Dec. 31, 2011 Commercial Real Estate Loans [Member] Other Modifications [Member] Modified in Current Quarter [Member]		Dec. 31, 2012 Commercial Real Estate Loans [Member] Modified in Current Quarter [Member]	Dec. 31, 2011 Commercial Real Estate Loans [Member] Modified in Current Quarter [Member]	Dec. 31, 2011 Home Equity and Second Mortgage [Member] Modification of Payment Terms [Member] Modified in Current Quarter [Member]		Dec. 31, 2011 Home Equity and Second Mortgage [Member] Other Modifications [Member] Modified in Current Quarter [Member]		Dec. 31, 2011 Home Equity and Second Mortgage [Member] Modified in Current Quarter [Member]	Dec. 31, 2011 Other Construction and Land [Member] Modification of Payment Terms [Member] Modified in Current Quarter [Member]	Dec. 31, 2011 Other Construction and Land [Member] Other Modifications [Member] Modified in Current Quarter [Member]		Dec. 31, 2011 Other Construction and Land [Member] Modified in Current Quarter [Member]	Dec. 31, 2011 Commercial Loans [Member] Modification of Payment Terms [Member] Modified in Current Quarter [Member]	Dec. 31, 2011 Commercial Loans [Member] Other Modifications [Member] Modified in Current Quarter [Member]		Dec. 31, 2011 Commercial Loans [Member] Modified in Current Quarter [Member]	Dec. 31, 2011 Consumer Loans [Member] Modification of Payment Terms [Member] Modified in Current Quarter [Member]		Dec. 31, 2011 Consumer Loans [Member] Modified in Current Quarter [Member]	Dec. 31, 2012 Modification of Payment Terms [Member] Modified in Current Quarter [Member]		Dec. 31, 2011 Modification of Payment Terms [Member] Modified in Current Quarter [Member]		Dec. 31, 2011 Other Modifications [Member] Modified in Current Quarter [Member]	Dec. 31, 2012 Modified in Current Quarter [Member]	Dec. 31, 2011 Modified in Current Quarter [Member]
Note 6 - Loans Receivable (Details) - Loans Restructured as TDRs [Line Items]
Number of Loans										1	4							1	2					2				2				1			1						2	12
Balance Prior to TDR										$ 880,000	$ 567,000							$ 164,000	$ 1,471,000					$ 78,000				$ 96,000				$ 54,000			$ 3,000						$ 1,044,000	$ 2,269,000
Balance	$ 2,400,000	$ 9,200,000	$ 13,900,000	$ 880,000	[1]	$ 100,000	[1]	$ 467,000	[2]	$ 875,000	$ 253,000	$ 164,000	[1]	$ 200,000	[1]	$ 1,271,000	[3]	$ 166,000	$ 1,495,000	$ 19,000	[1]	$ 59,000	[2]	$ 76,000	[1]	$ 96,000	[2]	$ 95,000	[1]	$ 54,000	[4]		$ 3,000	[1]	$ 2,000	$ 1,044,000	[1]	$ 322,000	[1]	$ 1,947,000	$ 1,041,000	$ 1,921,000

[1]	Concessions represent skipped payments/maturity date extensions or amortization term extensions.
[2]	Concession represents payment of delinquent property taxes.
[3]	Modification to interest only payments for a period of time.
[4]	Debt consolidation.